Financial assets and liabilities - Equity Price Exposures (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ (23)	$ 1	$ (113)	$ 19
Equity price risk
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ 23		$ 113
Percentage of possible change in risk variable	5.00%		5.00%
Reasonably possible change in risk variable impact on net earnings	$ 24		$ 24
Forward contract | Settlement of share-based compensation plans | Equity price risk
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	$ 266		$ 266		$ 162